Goodwill	12 Months Ended
Dec. 31, 2011
Goodwill [Abstract]
Goodwill
7.	Goodwill

During the year ended December 31, 2011, the Company concluded that indicators of impairment were present for the conventional tanker fleet. The conventional tanker market continues to experience an oversupply of vessels relative to tanker demand. Consequently, the Company performed a vessel and goodwill impairment analysis on the conventional tanker fleet. Based on the results of this analysis, the Company concluded that none of its vessels were impaired. However, the Company concluded that the carrying value of the goodwill, all relating to the Suezmax reporting unit, exceeded its fair value. As a result, a goodwill impairment charge of $13.3 million was recognized in the Company’s consolidated statements of (loss) income for the year ended December 31, 2011. The fair value of this reporting unit was determined using the present value of the expected future cash flows discounted at a rate equivalent to a market participant’s weighted-average cost of capital. The estimates and assumptions regarding expected future cash flows and the appropriate discount rates are, in part, based upon existing contracts, future tanker market rates, historical experience, financial forecasts and industry trends and conditions.